Property and Equipment (Details Narrative) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,573	$ 1,916	$ 8,618	$ 14,124